Debt (Short-Term Borrowings Narrative) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Short-term borrowings	$ 86,200	$ 95,391	$ 75,319	$ 69,519